PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ESG [Member]
Construction in progress	$ 416,714	$ 438,208	$ 24,211